OTHER INCOME, BY FUNCTION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other operating income [text block] [Abstract]
Delta Airlines compensation	$ 62,000	$ 132,467
Lease return amount	$ 9,240